Redeemable Preferred Stock, Common Stock, Noncontrolling Interests and Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Equity [Abstract]
Redeemable Preferred Stock, Common Stock, Noncontrolling Interests and Stockholders' Equity (Deficit)
7.   Redeemable Preferred Stock, Common Stock, Noncontrolling Interests and Stockholders’ Equity (Deficit)
Common stock
During the six months ended March 31, 2016, the Company sold 573,788 shares of its common stock at $29.05 per share raising $16,137,913 in net proceeds.
Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Subject to preferences that may apply to any outstanding preferred stock, holders of common stock are entitled to receive ratably any dividends that the Company’s board of directors may declare out of funds legally available for that purpose on a non-cumulative basis. No dividends had been declared through March 31, 2016.
Series A preferred stock
In the event of a liquidation, dissolution or winding up of the Company, either voluntary or involuntary, or in the event of a Deemed Liquidation Event, as defined in the Certificate of Incorporation, holders of Series A preferred stock are entitled to receive, in preference to all other stockholders, an amount equal to the original issue price, as defined in the Certificate of Incorporation, plus any unpaid accrued dividends. If upon the occurrence of such event, the assets and funds thus distributed among the holders of the Series A preferred stock shall be insufficient to pay such holders, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series A preferred stock in proportion to the respective amount of such stock owned by each such holder.
The Company may redeem the Series A preferred stock, in whole at any time and from time to time in part, at the option of the Company, for cash, at a redemption price equal to the Original Issuance Price (as defined in the Certificate of Incorporation) plus any unpaid accrued dividends. The holders of the Series A preferred stock have no voting rights outside of matters directly related to Series A preferred stock. Upon the closing of the Company’s IPO, all then outstanding shares of Series A preferred stock will automatically convert into shares of the Company’s common stock at a conversion rate equal to the IPO price per share and divided by the liquidation preference of the Series A preferred stock.
In connection with the closing of the Company’s IPO, the Series A converted into 1,969,818 shares of common stock.
Deconsolidation of noncontrolling interests
Through September 30, 2015, the Company consolidated the operations of Sonnet Biotherapeutics, Inc. (“Sonnet”), which was spun-off to the Company’s stockholders in April 2015, because the Company was the primary funding source to Sonnet through September 2015. Effective October 1, 2015, additional capital was contributed to Sonnet by third-party investors triggering a reconsideration event, which resulted in the Company no longer being considered the primary beneficiary and as a result, the Company has deconsolidated Sonnet. Sonnet issued the Company a $826,561 promissory note which reflects the funding the Company provided Sonnet through September 30, 2015. The note bears interest at 3.0% and matures September 30, 2016. There were no gains or losses recognized upon deconsolidation since no equity interest was owned by the Company. As of March 31, 2016, the balance of the note is $33,396 plus accrued interest of  $9,791.

10. Redeemable Preferred Stock, Common Stock, Noncontrolling Interests and Stockholders’ Equity (Deficit)

Common stock

During the year ended September 30, 2015, the Company sold 1,765,511 shares of its common stock at $25.79 per share under a mezzanine funding round raising $44,142,463 in net proceeds of which $4,280,149 was received in October 2015. Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the board of directors, if any, subject to the preferential dividend rights of the Series A and Series B redeemable preferred stock (collectively, the “Redeemable Preferred Stock”). The Company may not pay dividends to common stockholders until all dividends accrued or declared but unpaid on the Redeemable Preferred Stock have been paid in full. No dividends had been declared through September 30, 2015.

Redeemable common stock

During the year ended September 30, 2014, the Company sold 1,159,420 and 579,710 shares of its common stock to an investor at $6.04 and $6.90 per share, respectively, and net of  $105,000 in issuance costs. Pursuant to the terms of the purchase agreement, in the event that the Company sells its common stock any time prior to the Company engaging in a Qualified IPO or Qualified Liquidation Event, as defined, at a price below $6.04 per share and $6.90 per share for 1,159,420 and 579,710 shares sold, respectively, the investors are entitled to receive additional shares of common stock. In addition, if the Company fails to engage in a Qualified IPO or Qualified Liquidation Event prior to March 10, 2017, the investor shall have the right to require the Company to redeem any or all of the investor’s common stock at a redemption price equal to $12.08 per share for 1,159,420 of its shares and $13.80 per share for 579,710 of its shares.

The Redeemable Common Stock is classified outside of stockholders’ equity (deficit) because of the redemption right held by the investors.

Redeemable preferred stock

The Company has Redeemable Preferred Stock which is classified outside of stockholders’ deficit because the shares contain redemption features that are not solely within the control of the Company.

Through December 2013, the Company sold 6,995 shares of Series A Participating Preferred Stock (Series A) and 3,600 shares of Series B Participating Preferred Stock (Series B). During the year ended September 30, 2014, the Company sold an additional 400 shares of Series B. In connection with the sale of Series B, the Company issued 1,119,565 shares of common stock. In addition to the rights and preferences described below for the Series A and Series B, the investors also received the right to receive an additional 289 shares of common stock for each share of Redeemable Preferred Stock upon redemption.

The total purchase of  $10,995,000 was allocated on a relative fair value basis between redeemable preferred stock and the equity instruments resulting in $5,920,000 and $2,280,000 allocated to the initial carrying value of the Series A and Series B, respectively, with the balance allocated to common stock. Subsequently, the carrying value of the Series A and Series B are accreted up to their redemption value using the effective interest method.

Dividends

The holders of the Redeemable Preferred Stock are entitled to receive cumulative dividends at an annual rate of  $100 per share. In the event the Company cannot satisfy its redemption obligation to the holders, the annual dividend will increase to $120 per share. Dividends accrue whether or not earned or declared, irrespective of the availability of profits. Dividends on redeemable preferred stock are payable upon redemption or upon liquidation.

Liquidation preference

In the event of a liquidation, dissolution or winding up of the Company, either voluntary or involuntary, or in the event of a Deemed Liquidation Event, as defined, holders of Series A are entitled to receive, in preference to all other stockholders, an amount equal to the Original Issue Price, as defined in the Certificate of Designation for the Series A, plus any unpaid accrued dividends. If upon the occurrence of such event, the assets and funds thus distributed among the holders of the Series A shall be insufficient to pay such holders, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series A in proportion to the respective amount of such stock owned by each such holder. After payments have been made in full to the holders of Series A, then, to the extent available, holders of the Series B are entitled to participate in the distribution of the remaining assets, pro rata based on the number of shares by each holder.

Redemption

The holders of redeemable preferred stock have a right to require the Company to redeem all outstanding shares at a redemption price equal to the Original Issue Price plus unpaid accrued dividends. In addition, the holders of Redeemable Preferred Stock will receive 289 shares of common stock for each share of Redeemable Preferred Stock redeemed.

Voting rights

The holders of the Redeemable Preferred Stock have no voting rights outside of matters directly related to each series of Redeemable Preferred Stock. In addition, the holders of the Redeemable Preferred Stock, as a class, may elect 1 board member to represent its interest, respectively.

Repurchase transactions

In June 2014, the Company entered into a series of equity transactions in which it (1) repurchased 3,314 shares of the Series A, (2) repurchased 960,144 shares of common stock, and (3) settled accrued dividends on the Series A of $864,534.

The Series A repurchase price was $2,000 per share for a total of  $6,628,000 of which $4,128,000 was paid in cash with the balance of  $2,500,000 through the issuance of notes payable. The Company also issued $864,534 of notes payable for the accrued dividends. The Company recorded a deemed dividend of  $3,336,855, which represents the total consideration paid of  $7,492,534 in excess of carrying value of the Series A of  $4,155,679.

In June 2014, the Company repurchased 960,144 shares of common stock and issued notes payable at a repurchase price of  $3.45 per share.

In 2015, the Company purchased an additional 113 shares of Series A and cumulative dividends of  $29,370 for $2,000 per share upon which the Company recorded a deemed dividend of  $83,631, which represents the total consideration paid of  $226,000 in excess of carrying value of the Series A of  $142,370.

From October through December 2014, the Company repurchased 1,215 Parilis Preferred Units. The repurchase price was $2,000 per share plus unpaid dividends of  $331,818 for a total of  $2,761,818. The Company recorded a deemed dividend of  $1,215,000, which represents the total consideration paid in excess of the carrying value of the redeemable noncontrolling interest of  $1,546,818. Upon repurchase, the Company issued notes to the investors.